Net finance income (Details) - CAD ($)	3 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Net finance income
Interest and bank charges	$ 31,557	$ 64,563
Interest income	(78)	(27,046)
Foreign currency exchange (gain) loss	43,247
Transaction costs	194,747	149,472
Gain on derivative liabilities [note 13]	(1,673,420)	(5,411,168)
Net finance expense	$ (1,403,947)	$ (5,224,179)